Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005533
Average Annual Return [Line Items]
Average Annual Return, Percent	22.68%	7.27%	10.45%
Without Sales Load [Member] | C000169939
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%	7.43%	10.60%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	30.27%	11.45%	12.81%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	30.27%	11.45%	12.81%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.67%	8.03%	10.23%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.67%	8.03%	10.23%